Statements of Net Assets Available for Benefits - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits
Investments at fair value	$ 668,939,754	$ 592,722,851
Receivables:
Notes receivable from participants	5,421,872	4,915,566
Total assets available for benefits	674,361,626	597,638,417
Common/collective trust funds
Statements of Net Assets Available for Benefits
Investments at fair value	633,646,907	558,765,242
Common stock
Statements of Net Assets Available for Benefits
Investments at fair value	$ 35,292,847	$ 33,957,609